Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Shares, Issued	62,351,691	61,129,091
Common Stock, Shares, Outstanding	62,351,691	61,129,091
Common Stock, No Par Value	$ 0	$ 0